INVENTORIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
INVENTORIES
Total	$ 5,252	$ 15,877
Write down of obsolete inventories	$ 4,797	$ 0	$ 0